Other reserves (Tables)	12 Months Ended
Dec. 31, 2017
Other reserves [abstract]
Schedule of other reserves

	2017	2016	2015
	(Euro, in thousands)
On January 1	€(1,000)	€(18)	€(220)
Gain or loss (-) on defined benefit obligation recognized through OCI	(40)	(583)	202
Reclassification of loss on financial asset available for sale to statement of operations ( after disposal)	55	—	—
Loss on financial asset available-for-sale recognized through OCI	(275)	(399)	—
Other reserves on December 31,	€(1,260)	€(1,000)	€(18)